FINANCIAL INSTRUMENTS AND CONCENTRATION OF CREDIT RISK	12 Months Ended
Mar. 31, 2012
FINANCIAL INSTRUMENTS AND CONCENTRATION OF CREDIT RISK
19.	FINANCIAL INSTRUMENTS AND CONCENTRATION OF CREDIT RISK

Fair Value of Financial Instruments

The carrying amounts and fair values of financial instruments as of March 31, 2012 and 2011 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
2012	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Assets:
Marketable securities (Notes 3 and 20)	¥4,936	¥4,934	$59,896	$59,871
Investments (Notes 3 and 20)	31,227	31,227	378,922	378,922
Foreign exchange contracts (Note 20)	74	74	898	898

Total assets	¥36,237	¥36,235	$439,716	$439,691

Liabilities:
Foreign exchange contracts (Note 20)	¥(12)	¥(12)	$(146)	$(146)
Long-term debt including current portion	(702)	(702)	(8,518)	(8,518)

Total liabilities	¥(714)	¥(714)	$(8,664)	$(8,664)

	Millions of Yen
2011	Carrying Amount	Fair Value

Assets:
Marketable securities (Notes 3 and 20)	¥4,840	¥4,840
Investments (Notes 3 and 20)	29,583	29,582
Foreign exchange contracts (Note 20)	24	24

Total assets	¥34,447	¥34,446

Liabilities:
Foreign exchange contracts (Note 20)	¥(49)	¥(49)
Long-term debt including current portion	(276)	(276)

Total liabilities	¥(325)	¥(325)

There are investments in nonmarketable equity securities for which there are no readily determinable fair values. See Note 3 for further information. The carrying amounts of all other financial instruments approximate their estimated fair values.

Foreign Exchange Contracts — The Companies are exposed to foreign currency exchange risks on the transactions denominated in foreign currencies relating to its ongoing business operations. Such risks are primarily managed by using foreign currency exchange contracts. The Companies measure forward currency exchange contracts at the fair value since they are not designated as a hedge.

Marketable Securities and Investment — Held-to-debt securities are classified as marketable securities and investments as of March 31, 2012, and 2011, respectively. The fair value of these held-to-debt securities are classified as Level 1. For all other investments included in marketable securities and investments, see Notes 3 and 20.

Long-Term Debt — The fair values for long-term debt are estimated by discounted cash flow analysis, using rates currently available for similar types of borrowings with similar terms and remaining maturities. The estimated fair value is based on Level 2 input.

Limitations — Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Concentration of Credit Risk — The Companies’ business consists primarily of sales of women’s intimate apparel to a large number of diverse customers in the Japanese retail industry, which include well-established department stores, general merchandise stores and other general retailers and specialty stores. No single customer constitutes 10.0% or more of the total sales, although the general retail customers that are consolidated companies in the Aeon Group collectively accounted for approximately 9.8%, 10.0% and 10.4% of the total sales in fiscal years ended March 31, 2012, 2011 and 2010, respectively.